Redeemable Convertible Preferred Shares - Additional Information (Detail) $ / shares in Units, $ in Thousands					12 Months Ended
	Oct. 20, 2017 $ / shares shares	Feb. 09, 2015 USD ($) $ / shares shares	Feb. 13, 2014 USD ($) $ / shares shares	Sep. 13, 2012 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares	Jun. 30, 2012 $ / shares
Temporary Equity [Line Items]
Convertible redeemable preferred shares, issued, price per share | $ / shares								$ 0.7200	$ 1.4220	$ 0.2671
Share split, description					Each of ordinary share and preferred share of the Company was subdivided into 100 shares at a par value of US$0.00001
Preferred stock shares converted and designated	100
Ordinary shares, par value | $ / shares	$ 0.00001							$ 0.00001			$ 0.00001
Preferred shares, par value | $ / shares	$ 0.00001
Preferred shares accretion recognized | ¥						¥ 3,073,471	¥ 562,022
Series A Convertible Redeemable Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares, issued | shares				2,850,000
Proceeds from issuance of convertible redeemable preferred shares | $				$ 4,560
Convertible redeemable preferred shares, issued, price per share | $ / shares				$ 1.60
Convertible redeemable preferred shares, outstanding | shares	285,000,000
Series B Convertible Redeemable Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares, issued | shares			2,142,857
Proceeds from issuance of convertible redeemable preferred shares | $			$ 15,000
Convertible redeemable preferred shares, issued, price per share | $ / shares			$ 7.00
Convertible redeemable preferred shares, outstanding | shares	214,285,700
Series C Convertible Redeemable Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares, issued | shares		2,345,547
Proceeds from issuance of convertible redeemable preferred shares | $		$ 46,667
Convertible redeemable preferred shares, issued, price per share | $ / shares		$ 19.90
Convertible redeemable preferred shares, outstanding | shares	234,554,700